Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Expenses [Abstract]
Summary of Accrued Expenses

	June 30, 2025	December 31, 2024
Accrued variable consideration	31,849	24,549
Accrued personnel expenses	25,320	24,284
Accrued production expenses	11,617	12,701
Accrued logistic expenses	10,734	10,762
Accrued marketing and sales expenses	9,620	9,218
Other accrued expenses	23,535	22,205
Total	112,675	103,719